EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

Basic and diluted net (loss) income per share are computed by dividing net (loss) income by the weighted average number of common shares outstanding. Diluted net (loss) income per share reflects the dilutive effect of stock-based compensation.

	Three Months Ended March 31,
	2016	2015
Computation of Income (Loss) per Share	(In millions, except per share data)
Net (loss) income	$(37.9)	$13.1
Basic shares	165.1	77.4
Basic net (loss) income per share	$(0.23)	$0.17
Diluted shares:
Basic shares	165.1	77.4
Stock-based compensation	—	1.1
Diluted shares	165.1	78.5
Diluted net (loss) income per share	$(0.23)	$0.17

The computation of dilutive shares from stock-based compensation does not include 7.0 million shares and 1.4 million shares for the three months ended March 31, 2016 and 2015, respectively, as their effect would have been anti-dilutive.

EARNINGS PER SHARE

Basic and diluted (loss) income per share are computed by dividing net (loss) income by the weighted-average number of common shares outstanding.  Diluted net income per share reflects the dilutive effect of stock-based compensation.

	Years ended December 31,
	2015	2014	2013
Computation of Income (loss) per Share	(In millions, except per share data)
Income (loss) from continuing operations, net	$(1.4)	$105.0	$178.6
Income from discontinued operations, net	—	0.7	—
Net (loss) income	$(1.4)	$105.7	$178.6
Basic shares	103.4	78.6	79.9
Basic (loss) income per share:
Income (loss) from continuing operations	$(0.01)	$1.33	$2.24
Income from discontinued operations, net	—	0.01	—
Net (loss) income	$(0.01)	$1.34	$2.24
Diluted shares:
Basic shares	103.4	78.6	79.9
Stock-based compensation	—	1.1	1.0
Diluted shares	103.4	79.7	80.9
Diluted (loss) income per share:
Income (loss) from continuing operations	$(0.01)	$1.32	$2.21
Income from discontinued operations, net	—	0.01	—
Net (loss) income	$(0.01)	$1.33	$2.21

The computation of dilutive shares from stock-based compensation does not include 5.2 million shares in 2015 and 0.6 million shares in both 2014 and 2013 as their effect would have been anti-dilutive.